FINANCIAL DEBT (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current and non-current financial debt
Current financial debt	$ 64,869	$ 62,795
Non-current financial debt	202,052	239,390
Total financial debt	266,921	302,185	$ 312,340
Bank overdrafts
Current and non-current financial debt
Current financial debt	12,184	5,967
Total financial debt	12,184	5,967
Bank and other financial entities loans - principal
Current and non-current financial debt
Current financial debt	32,577	11,499
Total financial debt	90,322	122,357
Notes - principals
Current and non-current financial debt
Current financial debt		20,813
Total financial debt	111,364	106,144
Loans for purchase of equipment's
Current and non-current financial debt
Current financial debt	3,595	3,707
Total financial debt	7,511	9,986
Accrued interest and related expenses
Current and non-current financial debt
Current financial debt	16,328	20,030
Total financial debt	45,355	56,935
Notes - principal
Current and non-current financial debt
Non-current financial debt	111,364	85,331
Bank and Other Financial Entities Loans, Non Current [Member]
Current and non-current financial debt
Non-current financial debt	57,745	110,858
DFI (Note 22)
Current and non-current financial debt
Current financial debt	185	779
Non-current financial debt		17
Total financial debt	185	796
Loans for purchase of equipment
Current and non-current financial debt
Non-current financial debt	3,916	6,279
Accrued interests and related expenses
Current and non-current financial debt
Non-current financial debt	$ 29,027	$ 36,905